Shareholder Report, Holdings (Details)_8	Jun. 30, 2024
Initial Class | Elevance Health, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Initial Class | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Initial Class | QUALCOMM, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Initial Class | Southern Co. [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Initial Class | News Corp. Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Initial Class | American International Group, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Initial Class | Chubb Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Initial Class | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Initial Class | MetLife, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Initial Class | General Electric Co. [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Initial Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%
Initial Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
Initial Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
Initial Class | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
Initial Class | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Initial Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Initial Class | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
Initial Class | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Initial Class | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Initial Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Initial Class | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
Service Class | Elevance Health, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Service Class | Wells Fargo & Co. [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Service Class | QUALCOMM, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
Service Class | Southern Co. [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Service Class | News Corp. Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Service Class | American International Group, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Service Class | Chubb Ltd. [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Service Class | TotalEnergies SE [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
Service Class | MetLife, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Service Class | General Electric Co. [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
Service Class | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	21.60%
Service Class | Health Care [Member]
Holdings [Line Items]
Percent of Total Investments	16.50%
Service Class | Industrials [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
Service Class | Information Technology [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%
Service Class | Energy [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
Service Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Total Investments	8.60%
Service Class | Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
Service Class | Communication Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Service Class | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
Service Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Service Class | Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%